Supplementary Financial Statement Information - Schedule of Information about Geographical Areas of Non Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	$ 561	$ 636
Right-of-use assets, net	195	90
Investments in a joint venture accounted for using the equity method	481	527
Total	1,237	1,253
Israel [Member]
Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	49	27
Right-of-use assets, net	195	90
Investments in a joint venture accounted for using the equity method	481	527
Total	725	644
USA [Member]
Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	440	522
Right-of-use assets, net
Investments in a joint venture accounted for using the equity method
Total	440	522
Mexico [Member]
Schedule of Information about Geographical Areas of Non Current Assets [Line Items]
Property and equipment, net	72	87
Right-of-use assets, net
Investments in a joint venture accounted for using the equity method
Total	$ 72	$ 87